Debt and Bank Credit Agreements and Leases (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt and Bank Credit Agreements and Leases
Debt and Bank Credit Agreements and Leases

(Millions)	2012	2011
6 7/8% notes, due 2012(1)	$—	$71
5.75% notes, due 2013(1)	600	600
3 7/8% notes, due 2015 (€300)	395	388
1.9 % notes, due 2016(1)	249	248
7 3/8% notes, due 2016(1)	146	146
6 7/8% notes, due 2017	74	74
6.65% notes, due 2018	700	700
7.4% notes, due 2019	198	198
3.6% notes, due 2020	495	495
9% non-callable debentures, due 2021	149	149
2.70% notes, due 2022 (2)	400	—
7.70% notes, due 2038	249	249
5.5% notes, due 2040	248	248
Impact of derivatives on debt(1)	31	42
Various other non-U.S. debt, weighted average 3.4% as of December 31, 2012 and 2.3% of December 31, 2011.	5	9
Capital lease obligations	32	32
Total	3,971	3,649
Less payments due within one year	603	75
Long-term debt	$3,368	$3,574

(1)
PPG entered into several interest rate swaps which as of December 31, 2011 had the effect of converting $445 million, of these fixed rate notes to variable rates, based on the three-month London Interbank Offered Rate (LIBOR). There were no interest rate swaps outstanding at December 31, 2012. The fair values of these interest rate swaps were based on Level 2 inputs as described in Note 9. The weighted average effective interest rate for these borrowings, including the effects of the swaps, was 2.7% and 3.1% for the years ended December 31, 2012 and 2011, respectively. Refer to Note 11 for additional information.

(2)
In 2012, the $400 million notes were issued at a discount. Concurrently, PPG settled forward starting swaps with a payment of $121 million. This loss will be amortized to interest expense over the life of the debt. The effective interest rate on the $400 million notes was 5.8% at December 31, 2012.

Short-Term Debt Outstanding	Short-term debt outstanding as of December 31, 2012 and 2011, was as follows:

(Millions)	2012	2011
Other, weighted average 2.27% as of Dec. 31, 2012 and 3.72% as of December 31, 2011	$39	$33
Total	$39	$33